Income Taxes (Schedule of Tax And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes [Abstract]
Losses for tax purposes	$ 167,758	$ 54,985
Deductible temporary differences	0	1,971
Total losses of tax	$ 167,758	$ 56,956